American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155
October 12, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Select Funds (the “Registrant”) 1933 Act File No. 333-88343 1940 Act File No. 811-9603
Dear Sir or Madam:
          Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated April 29, 2011 and supplemented September 30, 2011, for the American Beacon Money Market Select Fund, a series of the Registrant as filed pursuant to Rule 497(e) under the 1933 Act on September 30, 2011 (Accession Number: 0001096012-11-000066).
     If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

Sincerely,
/s/ John J. Okray
John J. Okray
Assistant General Counsel

cc:	Francine Rosenberger, Esq. K&L Gates LLP